Material accounting policies - Additional information (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Material accounting policies
Closing rate	0.738	0.7389
Average rate	0.7415	0.7559	0.8003